Common Shares - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 19, 2025	Dec. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	May 27, 2024
Disclosure of classes of share capital [line items]
Provision for repurchase of common shares under ASPP				$ 19
Dividends declared per share (in CAD per share)		$ 0.06
Declared After Quarter End Date
Disclosure of classes of share capital [line items]
Dividends declared per share (in CAD per share)	$ 0.065
NCIB Program
Disclosure of classes of share capital [line items]
Repurchase of maximum common shares (in shares)					14,000,000
Common shares
Disclosure of classes of share capital [line items]
Provision for repurchase of common shares under ASPP			$ 0	$ 19
Common shares | Shareholder Rights Plan | Minimum
Disclosure of classes of share capital [line items]
Common shares acquired, percentage			20.00%